Annual Total Returns[BarChart] - Steward Small-Mid Cap Enhanced Index Fund - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.33%)	16.75%	37.40%	5.70%	(3.74%)	23.50%	14.04%	(12.11%)	21.70%	10.66%